SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Oct. 31, 2025 USD ($) Integer shares	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Jan. 31, 2024 USD ($)	May 31, 2023 USD ($)
Product Information [Line Items]
Cash equivalents		$ 0	$ 0
Allowance for other receivables and prepaid expenses		$ 0	0
Lease description		The Hong Kong lease spans two years with monthly lease payments of HKD 8,000, while the Singapore lease also spans two years with monthly payments of SGD 1,700.
Operating lease right of use assets		$ 36,764	0
Operating lease liabilities		36,799
Operating lease liabilities, current		27,586	0
Operating lease liabilities, non-current		$ 9,213	0
Weighted-average remaining lease term		1 year 3 months 29 days
Weighted-average discount rate		3.44%
Intangible assets, gross		$ 24,630	24,630
Impairments of intangible assets		0	0
Impairment of long-lived assets		0	0
Outstanding loan payable		0
Gain on loan forgiven		$ 36,680	0	$ 0
Antidilutive shares outstanding | shares		0
Operating segment | Integer		1
Reportable segment | Integer		1
Software Consulting Services [Member]
Product Information [Line Items]
Direct project costs		$ 14,000
Support Services Fee [Member]
Product Information [Line Items]
Direct project costs			14,000
Tourism Programs [Member]
Product Information [Line Items]
Direct project costs			14,000
Mr. Irakli Gunia [Member]
Product Information [Line Items]
Loan balance	$ 2,620
Gain on loan forgiven		15,565
Website Development Costs [Member]
Product Information [Line Items]
Intangible assets, gross		$ 11,630	$ 11,630		$ 8,130	$ 3,500
Software Website Development Costs [Member]
Product Information [Line Items]
Capitalized software development costs					$ 13,000